Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2025	June 30, 2026
Year-end spot rate	USD1 = MYR 4.0560	USD1 = MYR 4.0820
Average rate	USD1 = MYR 4.0882	USD1 = MYR 3.9792

Schedule of Company’s Financial Assets and Liabilities

The following table presents information about the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2025 and June 30, 2026 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2025	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	MYR	MYR	MYR	MYR
Assets:
Investments in marketable securities	29,183,340	29,183,340	—	—

	June 30, 2026	Quoted Prices in Active Market (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
	MYR	MYR	MYR	MYR
Assets:
Investments in marketable securities	33,237,789	33,237,789	—	—

Schedule of Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and any impairment losses. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows

Expected useful lives
Office furniture and fittings	10 years
Office equipment	10 years
Motor vehicle	5 years
Renovations	10 years
Freehold property	50 years